OPERATING LEASES (Details Narrative) - 6 months ended Jun. 30, 2021	USD ($)	HKD ($)
Finite-Lived Intangible Assets [Line Items]
Lease term	2 years
Variable Lease, Payment	$ 0
Short-term Lease Payments	3,000
[custom:UnpaindRentLiabilities]	8,000
Short-term Lease, Cost	$ 2,800
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Lease term	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Lease term	3 years
Apirl 18, 2024 [Member]
Finite-Lived Intangible Assets [Line Items]
Lease term	3 years
Office Space [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for Rent	$ 22,035	$ 170,775
Operating Lease, Initial Direct Cost Expense, over Term	0
Accrued Rent, Current	73,000
Server Rooms [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for Rent	7,484	58,000
Operating Lease, Initial Direct Cost Expense, over Term	7,484	58,000
Dormitory Lease [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for Rent	4,381	34,000
Operating Lease, Initial Direct Cost Expense, over Term	$ 2,194	$ 17,000